Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2020
Fixed Assets
Schedule of development of intangible assets

			Advance
(in thousands of EUR)	Software	Licienses	payments	Total
Acquisition costs
As of January 1, 2019	7,331	1,386	238	8,955
Additions	738	—	44	782
Disposals	(6)	—	—	(6)
As of December 31, 2019	8,063	1,386	282	9,731
Cumulative amortization and impairment charges
As of January 1, 2019	2,296	446	—	2,742
Amortization	1,295	—	—	1,295
Disposals	(4)	—	—	(4)
As of December 31, 2019	3,587	446	—	4,033
Acquisition costs
As of January 1, 2020	8,063	1,386	282	9,731
Additions	1,919	8,501	598	11,018
Disposals	—	—	—	—
Reclassifications	192	—	(192)	—
Currency translation	(2)	—	—	(2)
As of December 31, 2020	10,172	9,887	688	20,747
Cumulative amortization and impairment charges
As of January 1, 2020	3,587	446	—	4,033
Amortization	913	1,656	—	2,569
Currency translation	(1)	0	—	(1)
As of December 31, 2020	4,499	2,102	—	6,601
Carrying amount
As of January 1, 2019	5,035	940	238	6,213
As of December 31, 2019	4,476	940	282	5,698
As of December 31, 2020	5,673	7,785	688	14,146

Schedule of development of property, plant and equipment

			Other
		Technical	equipment,
		equipment	furniture	Assets
		and	and	under
(in thousands of EUR)	Buildings	machines	fixtures	construction	Total
Acquisition costs
As of January 1, 2019	5,888	14,336	5,247	33,025	58,496
Additions	854	2,152	712	7,435	11,153
Disposals	(65)	(319)	(248)	0	(632)
Reclassifications	167	883	187	(1,237)	0
Currency translation	0	0	3	6	9
As of December 31, 2019	6,844	17,052	5,901	39,229	69,026
Cumulative amortization and impairment charges
As of January 1, 2019	1,708	5,810	3,388	7,120	18,026
Depreciation	779	1,637	899	0	3,315
Disposals	(37)	(190)	(164)	0	(391)
Currency translation	0	0	1	0	1
As of December 31, 2019	2,450	7,257	4,124	7,120	20,951
Acquisition costs
As of January 1, 2020	6,844	17,052	5,901	39,229	69,026
Additions	5,690	4,622	3,772	14,522	28,606
Disposals	(77)	(839)	(398)	(5,579)	(6,893)
Reclassifications	7,493	1,549	9	(9,052)	0
Currency translation	0	0	(41)	0	(41)
As of December 31, 2020	19,950	22,384	9,243	39,120	90,698
Cumulative amortization and impairment charges
As of January 1, 2020	2,450	7,257	4,124	7,120	20,951
Depreciation	1,042	1,813	1,277	0	4,132
Disposals	(77)	(739)	(133)	0	(949)
Attributions	0	(23)	(1)	0	(24)
Currency translation	0	0	(17)	0	(17)
As of December 31, 2020	3,415	8,308	5,250	7,120	24,093
Carrying amount
As of January 1, 2019	4,180	8,526	1,859	25,905	40,470
As of December 31, 2019	4,394	9,795	1,777	32,109	48,075
As of December 31, 2020	16,535	14,076	3,993	32,000	66,605

Summary of carrying amounts of the Group's right-of-use assets and the movements during the period

	Right-of-use assets
	Land and		Other
	Buildings	Vehicles	equipment	Total
	EURk	EURk	EURk	EURk
As at January 1, 2020	13,375	126	110	13,611
Additions	23,738	58	638	24,434
Disposals	0	0	(51)	(51)
Depreciation expense	(3,525)	(70)	(124)	(3,719)
Foreign currency translation	(292)	(1)	2	(291)
As at December 31, 2020	33,296	113	575	33,984

	Right-of-use assets
	Land and	Other
	Buildings	Vehicles	equipment	Total
	EURk	EURk	EURk	EURk
As at January 1, 2019	15,536	132	239	15,907
Additions	82	59	13	154
Disposals	—	—	—	—
Depreciation expense	(2,322)	(65)	(142)	(2,529)
Foreign currency translation	79	—	—	79
As at December 31, 2019	13,375	126	110	13,611

Summary of carrying amounts of lease liabilities and the movements during the period

EUR k

As at January 1, 2020	14,130
Additions	19,310
Disposals	(42)
Accretion of interest	1,665
Payments	(4,661)
Foreign currency translation	(315)
As at December 31, 2020	30,087
Current	3,234
Non-current	26,853

EUR k

As at January 1, 2019	15,887
Additions	153
Disposals	—
Accretion of interest	824
Payments	(2,812)
Foreign currency translation	78
As at December 31, 2019	14,130
Current	2,004
Non-current	12,126

Summary of amounts recognized in the statement of operations related to leases

EUR k
Depreciation expense of right-of-use assets	(3,719)
Interest expense on lease liabilities	(1,665)
Expense relating to short-term leases (included in cost of sales)	(48)
Expense relating to leases of low-value assets (included in administrative expenses)	(30)
Total amount recognized in profit or loss	(5,462)

EUR k
Depreciation expense of right-of-use assets	(2,529)
Interest expense on lease liabilities	(824)
Expense relating to short-term leases (included in cost of sales)	(167)
Expense relating to leases of low-value assets (included in administrative expenses)	(94)
Total amount recognized in profit or loss	(3,614)